INCOME TAX MATTERS (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Notes and other explanatory information [abstract]
Disclosure of income tax benefit/(expense)

	2024	2023	2022
Net loss before tax	5,372	(8,928)	(43,415)
At Codere Online statutory income tax rate	(913)	1,518	7,381
Tax effect of unrecognized tax losses and permanent differences	2,783	4,119	(19,486)
Recognition of previously unrecognised tax losses	-	854	-
Utilization or reversal of previously unrecognized tax losses	(854)	-	-
Effect of different rates in different jurisdictions	(2,478)	22	9,137
Income tax benefit/(expense)	(1,462)	6,513	(2,968)
Effective tax rate	(27)%	(73)%	7%
Of which -
Current tax expense	(2,491)	(1,604)	(3,029)
Deferred tax benefit/(expense)	1,029	8,117	61
Total income tax benefit/(expense)	(1,462)	6,513	(2,968)

	2022	2021	2020
Accounting net loss before tax	(43,415)	(67,047)	(14,769)
At Codere Online statutory income tax rate	7,381	11,398	3,692
Tax effect unrecognized tax losses and permanent differences	(19,486)	(17,705)	(5,395)
Utilisation of previously unrecognised tax losses	-	(1,000)	-
Effect of different rates in different jurisdictions	9,137	6,341	3,095
Adjustment of prior year taxes	-	-	118
Income tax benefit/(expense)	(2,968)	(966)	(1,510)
Effective tax rate	7%	1%	10.22%
Of which -
Current tax expense	(3,029)	(966)	(1,510)
Deferred tax benefit/(expense)	61	-	-
Total income tax benefit/(expense)	(2,968)	(966)	(1,510)

Schedule of deferred taxes

	12/31/2022	Recognized in profit or loss	12/31/2023	Recognized in profit or loss	12/31/2024
Deferred tax assets
Limitation on deductibility of Spanish CIT	771	7,407	8,178	1,029	9,207
Limitation on deductibility of Spanish CIT	-	5,986	5,986	1,100	7,086
Limitation on deductibility of Spanish CIT - reversals	-	-	-	(642)	(642)
Tax losses carried forward	-	854	854	(854)	-
Financial expenses deductibility	-	-	-	925	925
Share-based payments	771	567	1,338	500	1,838

Deferred tax liabilities	(710)	710	-	-	-
Exchange differences	(710)	710		-	-

	12/31/2022	12/31/2021
Deferred tax asset	771	-
Deferred tax liability	710	-

Disclosure of future profits

Entity	Total as of 12/31/2024	Total as of 12/31/2023
SEJO	22,865	24,172
Codere Online S.A.U. (Spain)	-	1,923
LIFO AenP (Mexico)	34,072	31,409
Codere Online Colombia	6,368	7,923
Codere Online US Corp	6,752	6,752
Codere Online Luxembourg	242,564	243,063

Entity	Previous	2020	2021	2022	Total as of 12/31/2022
SEJO	-	-	9,355	4,224	13,579
Codere Online S.A.U. (Spain)	2,639	-	-	-	2,639
Codere Online Management Services LTD (Malta)	5,971	9,592	9,051	12,356	36,970
LIFO AenP (Mexico)	-	-	343	25,006	25,349
Codere Online Luxembourg, S.A.	-	-	-	-	-

Entity	Previous	2019	2020	2021	Total as of 12/31/2021
SEJO	-	-	-	9,355	9,355
Codere Online S.A.U. (Spain)	1,854	785	-	-	2,639
Codere Online Management Services LTD (Malta)	-	5,971	9,592	9,051	24,614
LIFO AenP (Mexico)				343	343
Codere Online Luxembourg, S.A.	-	-	-	-	-